Financial Risk Management - Schedule of Financial Instrument Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	$ 1,060,920	$ 911,397
Total assets	2,506,980	1,994,504
Level 1 | Borrowings | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	0
Level 1 | Warrant Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	8,886
Level 1 | Share-Based Payment Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	28,903	1,692
Level 1 | Senior unsecured notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	0
Level 1 | Investment in McFarlane
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total assets	6,580	0
Level 1 | Investment in Denarius
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total assets	8,195	5,050
Level 2 | Borrowings | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	76,197	66,945
Level 2 | Warrant Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	0
Level 2 | Share-Based Payment Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	13,139	3,750
Level 2 | Senior unsecured notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	11,080	3,575
Level 2 | Investment in McFarlane
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total assets	0	0
Level 2 | Investment in Denarius
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total assets	$ 13,240	$ 7,579